LEASE LIABILITIES AND RIGHT-OF-USE ASSETS - Schedule of financial statement effects concerning right-of-use assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	$ 4,660,688
Right-of-use additions	7,263,368
Ending Balance	9,765,588	$ 4,660,688
Cost
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	6,122,957	7,861,107
Right-of-use additions	7,263,368	3,386,237
Adjustment		(927,300)
Classified as held for sale	(832,736)
Disposal	(899,398)	(4,197,087)
Ending Balance	11,654,191	6,122,957
Accumulated Amortization
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	(1,462,269)	(116,496)
Classified as held for sale	299,687
Disposal	554,631	230,686
Amortization expense	(1,280,652)	(1,576,459)
Ending Balance	$ (1,888,603)	$ (1,462,269)